Write-Downs of Long-Lived Assets (Breakdowns of Recognized Impairment Losses for Difference between Carrying Amounts and Fair Values Reflected as Write-Downs of Long-Lived Assets) (Parenthetical) (Detail)
¥ in Millions
	3 Months Ended				9 Months Ended
	Dec. 31, 2021 JPY (¥) Property Aircrafts		Dec. 31, 2020 JPY (¥) Property		Dec. 31, 2021 JPY (¥) Property Aircrafts		Dec. 31, 2020 JPY (¥) Hotels Property
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs due to decline estimated future cash flows, amount	¥ 2,333		¥ 8		¥ 2,420		¥ 591
Write-downs due to decline estimated future cash flows, number of properties | Property	0		0		0		0
Property, Plant and Equipment, Other Types
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs due to decline estimated future cash flows, amount	¥ 2,331	[1]	¥ 8	[1]	¥ 2,406	[2]	¥ 510	[2]
Write-downs due to decline estimated future cash flows, number of properties | Property	0	[1]	0	[1]	0	[2]	0	[2]
Property, Plant and Equipment, Other Types | Aircraft | Subsidiaries
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs due to decline estimated future cash flows, amount	¥ 2,331				¥ 2,331
Write-downs due to decline estimated future cash flows, number of properties | Aircrafts	2				2
Property, Plant and Equipment, Other Types | Hotel
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs due to decline estimated future cash flows, amount							¥ 433
Write-downs due to decline estimated future cash flows, number of properties | Hotels							2
Property, Plant and Equipment, Other Types | Property under Facility Operations
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment of long-lived assets to be disposed of	¥ 11,641				¥ 11,641

[1]	For “Others,” the number of properties is omitted. In addition, write-downs of other long-lived assets for the three months ended December 31, 2021 include write-downs of ¥11,641 million of property under facility operations and others held by a subsidiary and ¥2,331 million of two aircrafts.
[2]	For “Others,” the number of properties is omitted. In addition, write-downs of other long-lived assets for the nine months ended December 31, 2020 include a write-down of ¥433 million of two hotels, and write-downs of other long-lived assets for the nine months ended December 31, 2021 include write-downs of ¥11,641 million of property under facility operations and others held by a subsidiary and ¥2,331 million of two aircrafts.